Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	Tributary Funds, Inc.
Central Index Key	0000932381
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Aug. 01, 2014
Balanced Fund | Institutional
Risk/Return:
Trading Symbol	FOBAX
Balanced Fund | Institutional Plus
Risk/Return:
Trading Symbol	FOBPX
Growth Opportunities Fund | Institutional
Risk/Return:
Trading Symbol	FOGRX
Growth Opportunities Fund | Institutional Plus
Risk/Return:
Trading Symbol	FOGPX